CONSOLIDATED STATEMENT OF INCOME (LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
CONTINUING OPERATIONS
NET SALES	R$ 39,469,700	R$ 33,446,980		R$ 30,188,421
Cost of sales	(29,998,822)	(25,370,042)		(25,320,753)
GROSS PROFIT	9,470,878	8,076,938		4,867,668
OPERATING INCOME (EXPENSES)
Selling expenses	(5,587,488)	(4,911,666)		(4,513,594)
General and administrative expenses	(770,282)	(615,683)		(551,165)
Impairment loss on trade receivables	(12,137)	(23,899)		(46,269)
Other operating income (expenses), net	(49,742)	224,384		19,311
Income (loss) from associates and joint ventures		(1,737)		17,715
INCOME (LOSS) BEFORE FINANCIAL RESULTS AND INCOME TAXES	3,051,229	2,748,337		(206,334)
Financial expenses	(1,889,454)	(3,096,716)	[1]	(2,130,194)	[1]
Financial income	420,757	1,304,187	[1]	869,534	[1]
Foreign exchange and monetary variations	(230,298)	(72,870)		(980,814)
INCOME (LOSS) BEFORE TAXES	1,352,234	882,938		(2,447,808)
Income taxes	172,763	195,395		333,302
INCOME (LOSS) FROM CONTINUING OPERATIONS	1,524,997	1,078,333		(2,114,506)
DISCONTINUED OPERATIONS
LOSS FROM DISCONTINUED OPERATIONS		(915,809)		(2,351,740)
INCOME (LOSS) FOR THE YEAR	1,524,997	162,524		(4,466,246)
Net Income (Loss) from Continuing Operations Attributable to
Controlling shareholders	1,518,492	1,067,312		(2,114,968)
Non-controlling interest	6,505	11,021		462
INCOME (LOSS) FROM CONTINUING OPERATIONS	1,524,997	1,078,333		(2,114,506)
Net Loss from Discontinued Operations Attributable to
Controlling shareholders		(904,628)		(2,333,093)
Non-controlling interest		(11,181)		(18,647)
LOSS FROM DISCONTINUED OPERATIONS		R$ (915,809)		R$ (2,351,740)
INCOME (LOSS) PER SHARE FROM CONTINUING OPERATIONS
Weighted average shares outstanding - basic (in shares)	809,110,872	811,539,167		811,294,251
Income (Loss) per share - basic (in R$ per share)	R$ 1.88	R$ 1.32		R$ (2.61)
Weighted average shares outstanding - diluted (in shares)	811,348,808	813,867,119		811,294,251
Income(Loss) per share - diluted (in R$ per share)	R$ 1.87	R$ 1.31		R$ (2.61)
LOSSES PER SHARE FROM DISCONTINUED OPERATIONS
Weighted average shares outstanding - basic (in share)	809,110,872	811,539,167		811,294,251
Losses per share - basic (in R$ per share)		R$ (1.11)		R$ (2.88)
Weighted average shares outstanding - diluted (in share)	809,110,872	811,539,167		811,294,251
Losses per share - diluted (in R$ per share)		R$ (1.11)		R$ (2.88)

[1]	Due to the significant increase in the effects of exchange variations and results of derivatives in 2020, the Company begun to group such results in a line item separate from other financial income and expenses. Therefore, the comparative period was restated for comparability.